SCHEDULE OF NON DERIVATIVE FINANCIAL LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current trade payables	$ 2,350,888	$ 1,992,691
Other current payables	978,536	2,218,216
Borrowings	12,819,230	12,836,594
Other borrowings	664,479
Other liabilities	17,322,288	21,619,313
[custom:ConvertibleBondsCurrent-0]		12,210,327	$ 12,208,260
Financial liabilities at amortised cost	34,135,421	50,877,141
[custom:BankAndOtherBorrowing-0]		12,836,594
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current trade payables	2,350,888	1,992,691
Other current payables	978,536	2,218,216
Borrowings	12,285,470
Other borrowings	664,479
Other liabilities	5,021,638	4,531,760
[custom:ConvertibleBondsCurrent-0]		12,210,327
Financial liabilities at amortised cost	21,301,011	32,953,056
[custom:BankAndOtherBorrowing-0]		12,000,062
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings	486,964
Other borrowings
Other liabilities		4,787,060
[custom:ConvertibleBondsCurrent-0]
Financial liabilities at amortised cost	486,964	5,359,626
[custom:BankAndOtherBorrowing-0]		572,566
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Current trade payables
Other current payables
Borrowings	46,796
Other borrowings
Other liabilities	12,300,650	12,300,493
[custom:ConvertibleBondsCurrent-0]
Financial liabilities at amortised cost	$ 12,347,446	12,564,459
[custom:BankAndOtherBorrowing-0]		$ 263,966